Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2020	Mar. 31, 2020
Offsetting [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities		¥ 13,673,000	¥ 14,958,000
Derivative assets, Gross amounts offset in the condensed consolidated balance sheet
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	[1],[2],[3]	13,673,000	14,958,000
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(10,188,000)	(11,282,000)
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(741,000)	(874,000)
Derivative assets, Net amounts		2,744,000	2,802,000
Receivables under resale agreements, Gross amounts of recognized assets/liabilities		15,706,000	25,884,000
Receivables under resale agreements, Gross amounts offset in the condensed consolidated balance sheet		(1,655,000)	(1,888,000)
Receivables under resale agreements, Net amounts presented in the condensed consolidated balance sheet		14,051,000	23,996,000
Receivables under resale agreements, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(13,308,000)	(23,195,000)
Receivables under resale agreements, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(34,000)	(21,000)
Receivables under resale agreements, Net amounts		709,000	780,000
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities		3,199,000	3,444,000
Receivables under securities borrowing transactions, Gross amounts offset in the condensed consolidated balance sheet
Receivables under securities borrowing transactions, Net amounts presented in the condensed consolidated balance sheet		3,199,178	3,443,959
Receivables under securities borrowing transactions, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(3,101,000)	(3,336,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged
Receivables under securities borrowing transactions, Net amounts		98,000	108,000
Financial assets, Gross amounts of recognized assets/liabilities, Total		32,578,000	44,286,000
Financial assets, Gross amounts offset in the condensed consolidated balance sheet, Total		(1,655,000)	(1,888,000)
Financial assets, Net amounts presented in the condensed consolidated balance sheet, Total		30,923,000	42,398,000
Financial assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments, Total		(26,597,000)	(37,813,000)
Financial assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged, Total		(775,000)	(895,000)
Financial assets, Net amounts, Total		3,551,000	3,690,000
Derivative liabilities, Gross amounts of recognized assets/liabilities		12,636,000	14,034,000
Derivative liabilities, Gross amounts offset in the condensed consolidated balance sheet
Derivative liabilities, Net amounts presented in the condensed consolidated balance sheet	[1],[2],[3]	12,636,000	14,034,000
Derivative liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(10,204,000)	(11,296,000)
Derivative liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(1,129,000)	(1,140,000)
Derivative liabilities, Net amounts		1,303,000	1,598,000
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities		28,081,000	33,733,000
Payables under repurchase agreements, Gross amounts offset in the condensed consolidated balance sheet		(1,633,000)	(1,883,000)
Payables under repurchase agreements, Net amounts presented in the condensed consolidated balance sheet		26,448,000	31,850,000
Payables under repurchase agreements, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(25,935,000)	(31,569,000)
Payables under repurchase agreements, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(42,000)	(34,000)
Payables under repurchase agreements, Net amounts		471,000	247,000
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities		842,000	1,017,000
Payables under securities lending transactions, Gross amounts offset in the condensed consolidated balance sheet
Payables under securities lending transactions, Net amounts presented in the condensed consolidated balance sheet		841,747	1,016,874
Payables under securities lending transactions, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(809,000)	(986,000)
Payables under securities lending transactions, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(2,000)
Payables under securities lending transactions, Net amounts		31,000	31,000
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities		5,146,000	4,806,000
Obligations to return securities received as collateral, Gross amounts offset in the condensed consolidated balance sheet
Obligations to return securities received as collateral, Net amounts presented in the condensed consolidated balance sheet		5,146,000	4,806,000
Obligations to return securities received as collateral, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(1,339,000)	(1,966,000)
Obligations to return securities received as collateral, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged
Obligations to return securities received as collateral, Net amounts		3,807,000	2,840,000
Financial liabilities, Gross amounts of recognized assets/liabilities, Total		46,705,000	53,590,000
Financial liabilities, Gross amounts offset in the condensed consolidated balance sheet, Total		(1,633,000)	(1,883,000)
Financial liabilities, Net amounts presented in the condensed consolidated balance sheet, Total		45,072,000	51,707,000
Financial liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments, Total		(38,287,000)	(45,817,000)
Financial liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged, Total		(1,173,000)	(1,174,000)
Financial liabilities, Net amounts, Total		¥ 5,612,000	¥ 4,716,000

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.